Schedule of Fair Value of Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Trade accounts receivable	$ 5,216	$ 4,964
Trade accounts payable	1,936	$ 1,695
Carrying Value [Member]
Cash and cash equivalents (including restricted cash)	27,561
Short-term investment in time deposits	17,000
Trade accounts receivable	5,216
Trade accounts payable	1,936
Long-term debt with variable interest rates, net	89,177
Carrying Value [Member] | Related Party [Member]
Due from related parties
Due to related parties	975
Fair Value [Member]
Cash and cash equivalents (including restricted cash)	27,561
Short-term investment in time deposits	17,000
Trade accounts receivable	5,216
Trade accounts payable	1,936
Long-term debt with variable interest rates, net	89,177
Fair Value [Member] | Related Party [Member]
Due from related parties
Due to related parties	$ 975